DEBT - Schedule of debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Apr. 21, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 1,371,141
Deferred charges	(12,100)			$ (10,650)
Total debt	1,359,041			1,120,856
Less: current portion of debt	(106,372)			(92,865)
Long-term portion of debt	1,252,669			1,027,991
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Long-term debt	1,371,141			1,131,506
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	275,000
Long-term debt	252,886			263,943
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	304,000
Long-term debt	207,274			216,622
$250.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	250,000
Long-term debt	243,791			0
$233.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	233,000		$ 233,000
Long-term debt	155,448			0
$80.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	80,000	$ 80,000
Long-term debt	80,000			0
$155.3 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	155,300
Long-term debt	0			70,890
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	93,750
Long-term debt	0			70,739
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	131,790
Long-term debt	0			88,856
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	175,000
Long-term debt	132,341			112,387
$260.0 million lease financing
Debt Instrument [Line Items]
Debt instrument, face amount	260,000
Long-term debt	238,333			244,524
$120.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	120,000
Long-term debt	$ 61,068			$ 63,545